Short-Term Investments	12 Months Ended
May 31, 2016
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
5.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from Chinese banks and trusts and are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with interest rates ranging from 2.6% to 7.0%. They are classified as short-term investments on the consolidated balance sheets as their contractual maturity dates are equal to or less than one year.

While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short-term maturities and high credit quality. No OTTI loss was recognized for the years ended May 31, 2014, 2015 and 2016, respectively.

Short-term investments consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Held-to-maturity investments	599,935	819,229